Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Harris Oakmark ETF Trust
Entity Central Index Key	0002035827
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000255242
Shareholder Report [Line Items]
Fund Name	Oakmark U.S. Large Cap ETF
Trading Symbol	OAKM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark U.S. Large Cap ETF (the "Fund") for the period of December 3, 2024 (commencement of investment operations) to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/etfs/oakm/. You can also request this information without charge by contacting us at1-800 (458-7452) or contacting your intermediary.
Additional Information Phone Number	1-800 (458-7452)
Additional Information Website	oakmark.com/etfs/oakm/
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oakmark U.S. Large Cap ETF	$51Footnote Reference+	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	Expenses for a full reporting period would have been higher.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.59%	[2]
Expenses Short Period Footnote [Text Block]	Expenses for a full reporting period would have been higher.
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Oakmark U.S. Large Cap ETF	S&P 500 Index	Russell 1000 Value Index
12/3/2024	$10,000	$10,000	$10,000
12/31/2024	$9,479	$9,737	$9,364
3/31/2025	$9,859	$9,321	$9,564
6/30/2025	$10,355	$10,341	$9,927
9/30/2025	$10,798	$11,181	$10,456

Average Annual Return [Table Text Block]
Fund	Since Inception 12/3/2024
Oakmark U.S. Large Cap ETF (at NAV)	8.05%
S&P 500 Index	11.81%
Russell 1000 Value Index	4.56%

Performance Inception Date	Dec. 03, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 698,692,835
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,677,084
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$698,692,835
# of Portfolio Holdings	37
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,677,084

Holdings [Text Block]

Sector allocation

Financials	38.3%
Communication Services	12.0%
Consumer Discretionary	9.8%
Energy	9.1%
Industrials	7.9%
Health Care	7.7%
Information Technology	6.5%
Real Estate	2.9%
Materials	2.5%
Consumer Staples	2.3%
Short Term Investments & Other, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	6.0%
Citigroup, Inc.	4.7%
Charles Schwab Corp.	4.4%
Warner Bros Discovery, Inc.	4.2%
Phillips 66	3.5%
Willis Towers Watson PLC	3.4%
TE Connectivity PLC	3.4%
General Motors Co.	3.3%
ConocoPhillips	3.3%
Bank of New York Mellon Corp.	3.3%

Material Fund Change [Text Block]

[1]	Expenses for a full reporting period would have been higher.
[2]	Annualized.